Losses Per Share - Summary of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	$ (0.1474)	$ (0.1816)	$ (0.0758)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(0.1474)	(0.1816)	(0.0758)
(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(0.1474)	(0.1816)	(0.0758)
Total basic (losses) per share attributable to the ordinary equity holders of the company	$ (0.1474)	$ (0.1816)	$ (0.0758)
(c) Reconciliation of (losses) used in calculating (losses) per share
From continuing operations	$ (77,940)	$ (89,799)	$ (35,290)
Used in calculating basic (losses) per share	(77,940)	(89,799)	(35,290)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (77,940)	$ (89,799)	$ (35,290)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	528,821,630	494,381,490	465,688,997
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	528,821,630	494,381,490	465,688,997